Significant Accounting Policies - Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expense [Abstract]
Research, development and related expenses	$ 1,735	$ 1,763	$ 1,770
Research and development expense	$ 1,225	$ 1,223	$ 1,193